Document and Entity Information	Nov. 22, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Registrant Name	Fortress Value Acquisition Corp. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39839
Entity Tax Identification Number	85-2761402
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824434
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FVT
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Security Exchange Name	NONE
No Trading Symbol Flag	true
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	FVT.U
Security Exchange Name	NYSE